Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets
	December 31, 2025
	Value at cost	Accumulated Amortization	Accumulated Impairment	Total
Internally/Externally developed software (1)	1,612,816	(607,674)	-	1,005,142
Software licenses	248,789	(201,563)	(128)	47,098
Purchased software	63,008	(41,780)	(624)	20,604
Software acquired through business combination (2)	66,924	(51,477)	-	15,447
Goodwill (2)	50,520	-	-	50,520
Total	2,042,057	(902,494)	(752)	1,138,811

	December 31, 2024
	Value at cost	Accumulated Amortization	Accumulated Impairment	Total
Trademarks and patents	100	-	(100)	-
Internally/Externally developed software (1)	1,115,970	(341,408)	-	774,562
Software licenses	130,948	(87,385)	(128)	43,435
Purchased software	62,390	(31,701)	(624)	30,065
Software acquired through business combination (2)	66,924	(38,092)	-	28,832
Goodwill (2)	50,520	-	-	50,520
Total	1,426,852	(498,586)	(852)	927,414
(1)	Development of continuing improvements in digital solutions such as mobile banking applications, marketplace, business solutions and investment platforms. The useful life of the internally and externally developed software is defined as being between 5 to 10 years for the purposes of amortization.

(2)	Additions through business combination and common control transactions.

Schedule of Demonstrates the Changes During the Years

The table below demonstrates the changes during the years presented:

	December 31, 2024	Additions	Reclassification	Write- offs	Amortization for the year	December 31, 2025
Internally/Externally developed software (1)	774,562	499,591	(1,891)	-	(267,120)	1,005,142
Software licenses	43,435	117,067	(852)	-	(112,552)	47,098
Purchased software	30,065	-	-	-	(9,461)	20,604
Software acquired through business combination (2)	28,832	-	-	-	(13,385)	15,447
Goodwill (2)	50,520	-	-	-	-	50,520
Other intangible assets	-	-	2,743	(1,943)	(800)	-
Total	927,414	616,658	-	(1,943)	(403,318)	1,138,811

As of December 31, 2024

	December 31, 2023	Additions	Reclassification	Write- offs	Amortization for the year	December 31, 2024
Internally/Externally developed software (1)	620,043	434,979	-	(91,879)	(188,581)	774,562
Software licenses	32,606	68,158	-	-	(57,329)	43,435
Purchased software	23,362	18,107	-	-	(11,404)	30,065
Software acquired through business combination (2)	42,216	-	-	-	(13,384)	28,832
Goodwill (2)	50,520	-	-	-	-	50,520
Total	768,747	521,244	-	(91,879)	(270,698)	927,414

(1)	Development of continuing improvements in digital solutions such as mobile banking applications, marketplace, business solutions and investment platforms. The useful life of the internally and externally developed software is defined as being between 5 to 10 years for the purposes of amortization.

(2)	Additions through business combination and common control transactions.